INVESTMENTS (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Held-to-Maturity Securities | CALLS/MATURITIES
Summary of the disposition of fixed maturities and equities
Proceeds From Sales			$ 249,927,000
Gross Realized Gains			120,000
Net Realized Gain (Loss)			120,000
Fixed maturities | Available-For-Sale Securities | SALES
Summary of the disposition of fixed maturities and equities
Proceeds From Sales	181,338,000	383,664,000	323,887,000
Gross Realized Gains	11,208,000	11,333,000	15,017,000
Gross Realized Losses	(43,000)	(487,000)	(59,000)
Net Realized Gain (Loss)	11,165,000	10,846,000	14,958,000
Fixed maturities | Available-For-Sale Securities | CALLS/MATURITIES
Summary of the disposition of fixed maturities and equities
Proceeds From Sales	248,134,000	261,654,000	382,456,000
Gross Realized Gains	1,806,000	63,000	636,000
Gross Realized Losses	(6,000)	(17,000)	(4,000)
Net Realized Gain (Loss)	1,800,000	46,000	632,000
Fixed maturities | Held-to-Maturity Securities | CALLS/MATURITIES
Summary of the disposition of fixed maturities and equities
Proceeds From Sales	273,816,000	258,493,000	249,927,000
Gross Realized Gains	247,000	201,000	120,000
Net Realized Gain (Loss)	247,000	201,000	120,000
Fixed maturities | Trading Securities | SALES
Summary of the disposition of fixed maturities and equities
Proceeds From Sales			1,006,000
Gross Realized Gains			28,000
Net Realized Gain (Loss)			28,000
Fixed maturities | Trading Securities | CALLS/MATURITIES
Summary of the disposition of fixed maturities and equities
Proceeds From Sales		6,000	3,000
Equities | SALES
Summary of the disposition of fixed maturities and equities
Proceeds From Sales	78,315,000	40,092,000	35,559,000
Gross Realized Gains	19,755,000	8,483,000	8,525,000
Gross Realized Losses	(3,510,000)	(2,354,000)	(1,082,000)
Net Realized Gain (Loss)	$ 16,245,000	$ 6,129,000	$ 7,443,000